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                                                     VAN KAMPEN AMERICAN CAPITAL

JULY 21, 1997 SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

                 Statement of Additional Information dated December 29, 1996 as previously supplemented on January 21, 1997
                 VKAC Corporate Bond Fund
                 VKAC Emerging Growth Fund
                 VKAC High Income Corporate Bond Fund

                 Statement of Additional Information dated December 29, 1996 VKAC Government Target Fund

                 Statement of Additional Information dated February 28, 1997 VKAC Small Capitalization Fund

                 Statement of Additional Information dated March 28, 1997 VKAC Growth and Income Fund
                 VKAC High Yield Municipal Fund

                 Statement of Additional Information dated October 28, 1996 as previously supplemented January 21, 1997
                 VKAC Pace Fund

                 Statement of Additional Information dated September 28, 1996 as previously supplemented on January 21, 1997
                 VKAC Reserve Fund
                 VKAC Global Equity Fund
                 VKAC Global Government Securities Fund

                 Statement of Additional Information dated January 28, 1997 VKAC U.S. Government Trust for Income

     The section of the Statement of Additional Information entitled the Trustees and Officers is hereby supplemented by adding Philip B. Rooney, effective April 14, 1997, and Richard M. DeMartini, effective May 31, 1997, as Trustees of the Fund.

     Mr. Rooney is Vice Chairman and Director of The ServiceMaster Company, a business and consumer services company since May of 1997. Mr. Rooney is a Director of Illinois Tool Works, Inc., a manufacturing company; the Urban Shopping Centers Inc., a retail mall management company; and Stone Container Corp., a paper manufacturing company. Trustee, University of Notre Dame. Formerly, President and Chief Executive Officer, Waste Management Inc., an environmental services company, and prior to that President and Chief Operating Officer, Waste Management Inc. Trustee of each of the funds in the Fund Complex. Mr. Rooney's principal business address is One ServiceMaster Way, Downers Grove, IL 60515, and his date of birth is 07/08/44.

     Mr. DeMartini is President and Chief Operating Officer, Dean Witter Capital, a division of Dean Witter Reynolds Inc. Mr. DeMartini is a Director of InterCapital Funds, Dean Witter Distributors, Inc. and Dean Witter Trust Company. Trustee of the TCW/DW Funds. Director of the National Healthcare Resources, Inc. Formerly Vice Chairman of the Board of the National Association of Securities Dealers, Inc. and Chairman of the Board of The Nasdaq Stock Market, Inc. Trustee of each of the funds in the Fund Complex. Mr. DeMartini's principal business address is Two World Trade Center, 66th Floor, New York, NY 10048, and his date of birth is 10/12/52.

     Dennis J. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.